Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Stone Ridge Trust
Entity Central Index Key	0001559992
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
LifeX 2028 Income Bucket ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2028 Income Bucket ETF
Class Name	LifeX 2028 Income Bucket ETF
Trading Symbol	LIFT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2028 Income Bucket ETF (the “Fund”) for the period of September 23, 2025 (commencement of operations), to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/income-buckets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
LifeX 2028 Income Bucket ETF	$7*	0.25%
[1],[2]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund had a total return of 1.04%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $2.74 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2028.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/23/2025)
LifeX 2028 Income Bucket ETF NAV	1.04
ICE BofA US 3-Month Treasury Bill Total Return Index	1.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/income-buckets for more recent performance information.
Net Assets	$ 2,083,480
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 996
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,083,480
Number of Holdings	26
Advisory Fees	$996
Portfolio Turnover	0%
Average Credit Quality	Aa1
Annualized Distribution Rate	9.47%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	88.3%
Treasury Money Market Funds	5.5%
U.S. Treasury Bills	5.4%
Cash & Other	0.8%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/income-buckets
LifeX 2030 Income Bucket ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2030 Income Bucket ETF
Class Name	LifeX 2030 Income Bucket ETF
Trading Symbol	BCKT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2030 Income Bucket ETF (the “Fund”) for the period of September 23, 2025 (commencement of operations), to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/income-buckets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
LifeX 2030 Income Bucket ETF	$7*	0.25%
[3],[4]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period ended December 31, 2025, the Fund had a total return of 0.98%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $2.74 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2030.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/23/2025)
LifeX 2030 Income Bucket ETF NAV	0.98
ICE BofA US 3-Month Treasury Bill Total Return Index	1.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/income-buckets for more recent performance information.
Net Assets	$ 3,542,588
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 936
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,542,588
Number of Holdings	26
Advisory Fees	$936
Portfolio Turnover	0%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.88%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	92.7%
Treasury Money Market Funds	5.3%
U.S. Treasury Bills	1.5%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/income-buckets
LifeX 2035 Income Bucket ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2035 Income Bucket ETF
Class Name	LifeX 2035 Income Bucket ETF
Trading Symbol	LDDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2035 Income Bucket ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/income-buckets. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/income-buckets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
LifeX 2035 Income Bucket ETF	$26*	0.25%
[5],[6]
Expenses Paid, Amount	$ 26	[6]
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 6.77%.  Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $9.95 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2035.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/03/2025)
LifeX 2035 Income Bucket ETF NAV	6.77
Bloomberg U.S. Treasury Index	6.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 19, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/income-buckets for more recent performance information.
Net Assets	$ 45,747,802
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 485,286
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$45,747,802
Number of Holdings	30
Advisory Fees	$485,286
Portfolio Turnover	112%
Average Credit Quality	Aa1
Annualized Distribution Rate	11.83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	96.3%
Treasury Money Market Funds	2.7%
Cash & Other	1.0%

Material Fund Change [Text Block]	MATERIAL CHANGES On September 19, 2025, the Fund changed its name to “LifeX 2035 Income Bucket ETF.”
Material Fund Change Name [Text Block]	On September 19, 2025, the Fund changed its name to “LifeX 2035 Income Bucket ETF.”
Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/income-buckets
LifeX 2050 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2050 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2050 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2050 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Inflation-Protected Longevity Income ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 5.94%. Additionally, the Fund paid monthly distributions of $0.8550 per share, totaling $10.26 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2050.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for inflation-protected bonds issued by the  U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/17/2024)
LifeX 2050 Inflation-Protected Longevity Income ETF NAV	5.94	2.71
Bloomberg U.S. Treasury Inflation Notes Index	7.01	4.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 07, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs for more recent performance information.
Net Assets	$ 3,432,151
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 10,002
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,432,151
Number of Holdings	20
Advisory Fees	$10,002
Portfolio Turnover	123%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.85%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	94.1%
Treasury Money Market Funds	3.2%
U.S. Treasury Bills	2.2%
Cash & Other	0.5%

Material Fund Change [Text Block]
MATERIAL CHANGES
On February 7, 2025, the Fund changed its name to “LifeX 2050 Inflation-Protected Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.

Material Fund Change Name [Text Block]	On February 7, 2025, the Fund changed its name to “LifeX 2050 Inflation-Protected Longevity Income ETF.”
Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
LifeX 2050 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2050 Longevity Income ETF
Class Name	LifeX 2050 Longevity Income ETF
Trading Symbol	LFAI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2050 Longevity Income ETF(the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/longevity-income
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2050 Longevity Income ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 6.13%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $10.00  per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2050.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/08/2024)
LifeX 2050 Longevity Income ETF NAV	6.13	2.00
Bloomberg U.S. Treasury Index	6.32	3.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 07, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/longevity-income for more recent performance information.
Net Assets	$ 4,630,230
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 8,988
Investment Company Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,630,230
Number of Holdings	23
Advisory Fees	$8,988
Portfolio Turnover	131%
Average Credit Quality	Aa1
Annualized Distribution Rate	6.45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	97.6%
Treasury Money Market Funds	1.2%
Cash & Other	1.2%

Material Fund Change [Text Block]	MATERIAL CHANGES On February 7, 2025, the Fund changed its name to “LifeX 2050 Longevity Income ETF.” On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
Material Fund Change Name [Text Block]	On February 7, 2025, the Fund changed its name to “LifeX 2050 Longevity Income ETF.”
Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/longevity-income
LifeX 2055 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2055 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2055 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2055 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Inflation-Protected Longevity Income ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 5.36%. Additionally, the Fund paid monthly distributions of $0.8550 per share, totaling $10.26 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2055.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for inflation-protected bonds issued by the  U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/17/2024)
LifeX 2055 Inflation-Protected Longevity Income ETF NAV	5.36	2.10
Bloomberg U.S. Treasury Inflation Notes Index	7.01	4.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs for more recent performance information.
Net Assets	$ 4,574,275
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 10,124
Investment Company Portfolio Turnover	183.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,574,275
Number of Holdings	18
Advisory Fees	$10,124
Portfolio Turnover	183%
Average Credit Quality	Aa1
Annualized Distribution Rate	4.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	97.0%
Treasury Money Market Funds	2.4%
Cash & Other	0.6%

Material Fund Change [Text Block]
MATERIAL CHANGES
On February 11, 2025, the Fund changed its name to “LifeX 2055 Inflation-Protected Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.

Material Fund Change Name [Text Block]	On February 11, 2025, the Fund changed its name to “LifeX 2055 Inflation-Protected Longevity Income ETF.”
Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
LifeX 2055 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2055 Longevity Income ETF
Class Name	LifeX 2055 Longevity Income ETF
Trading Symbol	LFAO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2055 Longevity Income ETF(the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/longevity-income
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2055 Longevity Income ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 5.69%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $10.00 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2055.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/08/2024)
LifeX 2055 Longevity Income ETF NAV	5.69	1.31
Bloomberg U.S. Treasury Index	6.32	3.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 11, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/longevity-income for more recent performance information.
Net Assets	$ 4,434,605
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 9,315
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,434,605
Number of Holdings	20
Advisory Fees	$9,315
Portfolio Turnover	119%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.93%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	97.2%
Treasury Money Market Funds	1.7%
Cash & Other	1.1%

Material Fund Change [Text Block]	MATERIAL CHANGES On February 11, 2025, the Fund changed its name to “LifeX 2055 Longevity Income ETF.” On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
Material Fund Change Name [Text Block]	On February 11, 2025, the Fund changed its name to “LifeX 2055 Longevity Income ETF.”
Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/longevity-income
LifeX 2060 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2060 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2060 Inflation-Protected Longevity Income ETF
Trading Symbol	LIAU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2060 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Inflation-Protected Longevity Income ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 3.64%. Additionally, the Fund paid monthly distributions of $0.8550 per share, totaling $10.26 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2060.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for inflation-protected bonds issued by the  U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/17/2024)
LifeX 2060 Inflation-Protected Longevity Income ETF NAV	3.64	0.84
Bloomberg U.S. Treasury Inflation Notes Index	7.01	4.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 13, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs for more recent performance information.
Net Assets	$ 3,055,761
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 10,123
Investment Company Portfolio Turnover	565.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,055,761
Number of Holdings	22
Advisory Fees	$10,123
Portfolio Turnover	565%
Average Credit Quality	Aa1
Annualized Distribution Rate	3.86%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	93.2%
Treasury Money Market Funds	2.8%
U.S. Treasury Bills	3.3%
Cash & Other	0.7%

Material Fund Change [Text Block]
MATERIAL CHANGES
On February 13, 2025, the Fund changed its name to “LifeX 2060 Inflation-Protected Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.

Material Fund Change Name [Text Block]	On February 13, 2025, the Fund changed its name to “LifeX 2060 Inflation-Protected Longevity Income ETF.”
Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
LifeX 2060 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2060 Longevity Income ETF
Class Name	LifeX 2060 Longevity Income ETF
Trading Symbol	LFAW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2060 Longevity Income ETF (the “Fund”) for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/longevity-income
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX 2060 Longevity Income ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 5.42%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $10.00 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2060.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/08/2024)
LifeX 2060 Longevity Income ETF NAV	5.42	0.72
Bloomberg U.S. Treasury Index	6.32	3.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 13, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/longevity-income for more recent performance information.
Net Assets	$ 3,531,939
Holdings Count | $ / shares	17
Advisory Fees Paid, Amount	$ 7,861
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,531,939
Number of Holdings	17
Advisory Fees	$7,861
Portfolio Turnover	61%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.56%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	97.6%
Treasury Money Market Funds	0.9%
Cash & Other	1.5%

Material Fund Change [Text Block]	MATERIAL CHANGES On February 13, 2025, the Fund changed its name to “LifeX 2060 Longevity Income ETF.” On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
Material Fund Change Name [Text Block]	On February 13, 2025, the Fund changed its name to “LifeX 2060 Longevity Income ETF.”
Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/longevity-income
LifeX 2065 Inflation-Protected Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2065 Inflation-Protected Longevity Income ETF
Class Name	LifeX 2065 Inflation-Protected Longevity Income ETF
Trading Symbol	LIBD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2065 Inflation-Protected Longevity Income ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
LifeX 2065 Inflation-Protected Longevity Income ETF	$26*	0.26%
[7],[8]
Expenses Paid, Amount	$ 26	[8]
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 3.39%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $9.95 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2065.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for inflation-protected bonds issued by the  U.S. Treasury. Periods of falling real interest rates will generally correspond to positive performance, and periods of rising real interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/03/2025)
LifeX 2065 Inflation-Protected Longevity Income ETF NAV	3.39
Bloomberg U.S. Treasury Inflation Notes Index	7.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs for more recent performance information.
Net Assets	$ 4,325,984
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 5,567
Investment Company Portfolio Turnover	345.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,325,984
Number of Holdings	22
Advisory Fees	$5,567
Portfolio Turnover	345%
Average Credit Quality	Aa1
Annualized Distribution Rate	3.53%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	80.2%
Treasury Money Market Funds	15.3%
U.S. Treasury Bills	3.8%
Cash & Other	0.7%

Material Fund Change [Text Block]
MATERIAL CHANGES
On February 14, 2025, the Fund changed its name to “LifeX 2065 Inflation-Protected Longevity Income ETF.”
On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.

Material Fund Change Name [Text Block]	On February 14, 2025, the Fund changed its name to “LifeX 2065 Inflation-Protected Longevity Income ETF.”
Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/inflation-protected-longevity-income-etfs
LifeX 2065 Longevity Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX 2065 Longevity Income ETF
Class Name	LifeX 2065 Longevity Income ETF
Trading Symbol	LFBE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX 2065 Longevity Income ETF (the “Fund”) for the period of January 3, 2025 (commencement of operations), to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/longevity-income. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/longevity-income
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment**
LifeX 2065 Longevity Income ETF	$27*	0.26%
[9],[10]
Expenses Paid, Amount	$ 27	[10]
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 5.04%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $9.95 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal through 2065.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/03/2025)
LifeX 2065 Longevity Income ETF NAV	5.04
Bloomberg U.S. Treasury Index	6.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/longevity-income for more recent performance information.
Net Assets	$ 3,267,865
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 3,779
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$3,267,865
Number of Holdings	11
Advisory Fees	$3,779
Portfolio Turnover	116%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	97.7%
Treasury Money Market Funds	0.7%
Cash & Other	1.6%

Material Fund Change [Text Block]	MATERIAL CHANGES On February 14, 2025, the Fund changed its name to “LifeX 2065 Longevity Income ETF.” On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
Material Fund Change Name [Text Block]	On February 14, 2025, the Fund changed its name to “LifeX 2065 Longevity Income ETF.”
Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/longevity-income
LifeX Durable Income ETF
Shareholder Report [Line Items]
Fund Name	LifeX Durable Income ETF
Class Name	LifeX Durable Income ETF
Trading Symbol	LFDR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LifeX Durable Income ETF (the “Fund”) for the period of January 1, 2025 (commencement of operations), to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.stoneridgefunds.com/fund/durable-income. You can also request this information by contacting us at 1-855-609-3680.
Additional Information Phone Number	1-855-609-3680
Additional Information Website	https://www.stoneridgefunds.com/fund/durable-income
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LifeX Durable Income ETF	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund had a total return of 4.78%. Additionally, the Fund paid monthly distributions of $0.8333 per share, totaling $10.00 per share, inline with its objective to provide reliable monthly distributions consisting of income and principal.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance is largely based on the performance of the market for bonds issued by the U.S. Treasury. Periods of falling nominal interest rates will generally correspond to positive performance, and periods of rising nominal interest rates will generally correspond to negative performance.
PERFORMANCE COMMENTARY
In 2025, the Fund’s performance primarily reflects interest earnings from its U.S. government bond portfolio. Market interest rates, and therefore bond prices, were relatively stable year over year. The Fund’s strategy is designed to “lock in” interest rates such that it can reliably sustain its planned distributions, the Adviser believes the Fund’s 2025 performance is consistent with that objective.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/08/2024)
LifeX Durable Income ETF NAV	4.78	1.17
Bloomberg U.S. Treasury Index	6.32	3.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 14, 2025
Updated Performance Information Location [Text Block]	Visit https://www.stoneridgefunds.com/fund/durable-income for more recent performance information.
Net Assets	$ 877,274
Holdings Count | $ / shares	15
Advisory Fees Paid, Amount	$ 2,141
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$877,274
Number of Holdings	15
Advisory Fees	$2,141
Portfolio Turnover	50%
Average Credit Quality	Aa1
Annualized Distribution Rate	5.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
U.S. Treasury Securities	98.2%
Treasury Money Market Funds	0.2%
Cash & Other	1.6%

Material Fund Change [Text Block]	MATERIAL CHANGES On February 14, 2025, the Fund changed its name to “LifeX Durable Income ETF.” On February 19, 2025 the fund’s advisory fee was reduced to annual rate of 0.25%.
Material Fund Change Name [Text Block]	On February 14, 2025, the Fund changed its name to “LifeX Durable Income ETF.”
Updated Prospectus Web Address	https://www.stoneridgefunds.com/fund/durable-income

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[3]
**	Annualized

[4]
*	Amount shown reflects the expenses of the Fund from commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[5]
**	Annualized

[6]
*	Amount shown reflects the expenses of the Fund from commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[7]
**	Annualized

[8]
*	Amount shown reflects the expenses of the Fund from commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[9]
**	Annualized

[10]
*	Amount shown reflects the expenses of the Fund from commencement of operations through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.